Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	BNY Mellon Investment Funds V, Inc.
Entity Central Index Key	0000881773
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Feb. 28, 2020
BNY Mellon Diversified International Fund | Class Y
Prospectus:
Trading Symbol	DDIFX
BNY Mellon Diversified International Fund | Class I
Prospectus:
Trading Symbol	DFPIX
BNY Mellon Diversified International Fund | Class C
Prospectus:
Trading Symbol	DFPCX
BNY Mellon Diversified International Fund | Class A
Prospectus:
Trading Symbol	DFPAX
BNY Mellon Global Real Estate Securities Fund | Class Y
Prospectus:
Trading Symbol	DRLYX
BNY Mellon Global Real Estate Securities Fund | Class I
Prospectus:
Trading Symbol	DRLIX
BNY Mellon Global Real Estate Securities Fund | Class C
Prospectus:
Trading Symbol	DGBCX
BNY Mellon Global Real Estate Securities Fund | Class A
Prospectus:
Trading Symbol	DRLAX